Income and mining taxes (Schedule of detailed information about effective income tax expense (recovery)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Income taxes	$ 119.7	$ 87.5
Mining taxes	57.0	22.0
Adjustments in respect of prior years	0.2	(4.4)
Current tax expense (income)	176.9	105.1
Deferred:
Income tax expense (recovery) - origination, revaluation and/or reversal of temporary differences	15.3	(25.9)
Mining tax recovery - origination, revaluation and/or reversal of temporary difference	(5.6)	(2.4)
Adjustments in respect of prior years	(2.8)	5.5
Deferred tax expense (income)	6.9	(22.8)
Tax expense	$ 183.8	$ 82.3